PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets
	As of March 31,
	2025	2024
	US$’000	US$’000
Current assets
Prepayment	9,300	12,682
Less: provision for allowance	(1,236)	(1,335)
	8,064	11,347
Notes receivable	58	1,073
Other receivables	2,460	3,551
	10,582	15,971
Non-current assets
Prepayment	2,698	2,730